UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY	10041
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: December 31,

Date of reporting period: June 30, 2008

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / JUNE 30, 2008

Legg Mason Partners Global Equity Fund

Managed by	BATTERYMARCH

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide long term capital growth. Dividend income, if any, is incidental to this goal.

What’s inside

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Batterymarch Financial Management, Inc. (“Batterymarch”) is the Fund’s subadviser. LMPFA and Batterymarch are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy was lackluster during the six-month reporting period ended June 30, 2008. Looking back, third quarter 2007 U.S. gross domestic product (“GDP”)i growth was 4.8%, its strongest showing in four years. However, continued weakness in the housing market, an ongoing credit crunch and soaring oil and food prices then took their toll on the economy. During the fourth quarter of 2007, GDP growth was -0.2%. First quarter 2008 GDP growth was a modest 0.9%. The advance estimate for second quarter 2008 GDP growth was 1.9%.

The debate continues as to whether or not the U.S. will fall into a recession. However, it is a moot point for many people, as the job market continues to weaken and soaring energy and food prices are tempering consumer spending. In terms of the employment picture, the U.S. Department of Labor reported that payroll employment declined in each of the first six months of 2008, and the unemployment rate rose to 5.5% in May, its highest level since October 2004. Oil prices surpassed $140 a barrel in June 2008, with the average price for a gallon of gas exceeding $4 for the first time ever.ii These factors, coupled with a sputtering housing market, contributed to the Consumer Confidence Index falling for the sixth consecutive month in June 2008, reaching its lowest level since 1992.iii

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)iv to take aggressive and, in some cases, unprecedented actions. Beginning in September 2007, the Fed reduced the federal funds ratev from 5.25% to 4.75%. This marked the first such reduction since June 2003. The Fed then reduced the federal funds rate on six additional occasions through April 2008, bringing the federal funds rate to 2.00%. However, the Fed then shifted gears in the face of mounting inflationary prices and a weakening U.S. dollar. At its meeting in June, the Fed held rates steady and stated: “Recent information indicates that overall economic activity continues to expand, partly reflecting some firming in household spending. However, labor markets have softened further and financial markets remain under considerable stress. Tight credit conditions, the ongoing housing contraction, and the rise in energy prices are likely to weigh on economic growth over the next few quarters.”

Legg Mason Partners Global Equity Fund	I

Letter from the chairman continued

In addition to the interest rate cuts, the Fed took several actions to improve liquidity in the credit markets. In March 2008, the Fed established a new lending program allowing certain brokerage firms, known as primary dealers, to also borrow from its discount window. The Fed also increased the maximum term for discount window loans from 30 to 90 days. Then, in mid-March, the Fed played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase.

The U.S. stock market was not for the faint of heart during the reporting period. Stock prices fell during the first three months of the period due, in part, to the severe credit crunch, weakening corporate profits, rising inflation and fears of an impending recession. The market then reversed course and posted positive returns in April and May 2008. The market’s rebound was largely attributed to hopes that the U.S. would skirt a recession and that corporate profits would rebound as the year progressed. Stock prices then moved sharply lower in June, with the S&P 500 Indexvi falling 8.43% for the month. This represented its worst monthly performance since September 2002 and its weakest month of June since the Great Depression in 1930. All told, the S&P 500 Index returned -11.91% during the six-month reporting period ended June 30, 2008, and as of that date was almost 20% lower than its peak in October 2007.

While international equities outperformed their U.S. counterparts during the reporting period, they also generated poor results. During the six-month period ended June 30, 2008, the MSCI EAFE Indexvii returned -10.96%. As was the case in the U.S., international equities experienced periods of extreme volatility. The MSCI EAFE Index’s declines in January, March and June were more than enough to offset its gains in February, April and May. Concerns about decelerating economic growth, rising inflation, weakening corporate profits and the falling U.S. dollar took their toll on international equity prices.

Performance review

For the six months ended June 30, 2008, Class A shares of Legg Mason Partners Global Equity Fund, excluding sales charges, returned -11.30%. The Fund’s unmanaged benchmark, the MSCI World Indexviii, returned -10.57% over the same time frame. The Lipper Global Large-Cap Value Funds Category Average1 returned -14.12% for the same period.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 43 funds in the Fund’s Lipper category, and excluding sales charges.

II	Legg Mason Partners Global Equity Fund

PERFORMANCE SNAPSHOT as of June 30, 2008 (excluding sales charges) (unaudited)
6 MONTHS (not annualized)
Global Equity Fund — Class A Shares	-11.30%
MCSI World Index	-10.57%
Lipper Global Large-Cap Value Funds Category Average[1]	-14.12%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.
Excluding sales charges, Class 1 shares[2] returned -11.11%, Class B shares returned -11.72%, Class C shares returned -11.64% and Class I shares returned -11.09% over the six months ended June 30, 2008. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.
Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Fund’s most current prospectus dated April 28, 2008, the gross total operating expenses for Class 1, Class A, Class B, Class C and Class I shares were 1.75%, 1.69%, 2.64%, 2.46% and 1.18%, respectively.
As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.25% for Class 1 shares. This expense limitation may be reduced or terminated at any time.
As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.50% for Class A shares, 2.25% for Class B shares and 2.25% for Class C shares until May 1, 2009.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 43 funds in the Fund’s Lipper category, and excluding sales charges.

[2]

Effective July 27, 2007, the Fund’s Class 1 shares were closed to all new purchases and incoming exchanges. Investors owning Class 1 shares on that date may continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

Legg Mason Partners Global Equity Fund	III

Letter from the chairman continued

Special shareholder notice

Batterymarch Financial Management, Inc. (“Batterymarch”), the Fund’s subadviser, provides the day-to-day portfolio management of the Fund. At Batterymarch, all funds are managed on a collaborative basis using a systematic, rules-based approach. The portfolio managers oversee the effectiveness of the overall investment process, including stock ranking and selection, portfolio construction and trading, and review trades before execution.

Batterymarch’s Global Developed Markets Equity team manages this Fund. Members of the investment team may change from time to time. Adam J. Petryk, CFA is Senior Director and Global Investment Strategist of the Global Developed Markets Equity team. Michael McElroy, CFA is Director of the Global Developed Markets Equity team and Senior Portfolio Manager. Mr. Petryk and Mr. McElroy have leadership responsibility for the day-to-day management of the Fund. They are responsible for the strategic oversight of the Fund’s investments. Their focus is on portfolio structure, and they are primarily responsible for ensuring that the Fund complies with its investment objectives, guidelines and restrictions and Batterymarch’s current investment strategies.

Mr. McElroy has been employed by Batterymarch since 2006 and has managed the Fund since December 2006. Mr. McElroy was previously at Citigroup Asset Management in London, where he held senior-level responsibilities related to portfolio management, marketing and client service. Mr. Petryk joined Batterymarch in 2007 after spending eight years as Deputy Chief Investment Officer of Legg Mason Canada, with responsibility for domestic investment management, building the firm’s quantitative capabilities, product development and derivatives activities. He has managed this Fund since April 2008.

Information about your fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the “Notes to financial statements” included in this report.

IV	Legg Mason Partners Global Equity Fund

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 31, 2008

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, investments in stocks are subject to market fluctuations. The Fund invests a significant portion of its portfolio in foreign companies and therefore is subject to risks associated with foreign investments. These risks include currency fluctuations, changes in political and economic conditions, differing securities regulations and periods of illiquidity, and are heightened for investments in the securities of issuers located in developing countries. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	Source: Bloomberg, 7/08.

iii	Source: The Conference Board, 7/08.

iv

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

[v]

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vi	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

vii

The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

viii	The MSCI World Index is an unmanaged index considered representative of growth stocks of developed countries. Index performance is calculated with net dividends.

Legg Mason Partners Global Equity Fund	V

Fund at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments — June 30, 2008

Legg Mason Partners Global Equity Fund 2008 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2008 and held for the six months ended June 30, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN WITHOUT SALES CHARGES[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]
Class 1	(11.11)%	$1,000.00	$888.90	1.15%	$5.40
Class A	(11.30)	1,000.00	887.00	1.42	6.66
Class B	(11.72)	1,000.00	882.80	2.33	10.91
Class C	(11.64)	1,000.00	883.60	2.21	10.35
Class I	(11.09)	1,000.00	889.10	0.96	4.51

[1]	For the six months ended June 30, 2008.

[2]

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class 1 and A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers/and or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

2	Legg Mason Partners Global Equity Fund 2008 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]
Class 1	5.00%	$1,000.00	$1,019.14	1.15%	$5.77
Class A	5.00	1,000.00	1,017.80	1.42	7.12
Class B	5.00	1,000.00	1,013.28	2.33	11.66
Class C	5.00	1,000.00	1,013.87	2.21	11.07
Class I	5.00	1,000.00	1,020.09	0.96	4.82

[1]	For the six months ended June 30, 2008.

[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Global Equity Fund 2008 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2008

LEGG MASON PARTNERS GLOBAL EQUITY FUND
SHARES	SECURITY	VALUE

COMMON STOCKS — 91.2%
	Australia — 2.5%
6,200	Incitec Pivot Ltd.	$1,096,934
108,900	Lion Nathan Ltd.	890,453
51,250	National Australia Bank Ltd.	1,298,843
417,200	Telstra Corp., Ltd.	1,691,715
50,250	Wesfarmers Ltd.	1,792,511
	Total Australia	6,770,456
	Bermuda — 0.8%
15,050	Frontline Ltd.	1,058,173
21,900	Nabors Industries Ltd.*	1,078,137
	Total Bermuda	2,136,310
	Brazil — 0.6%
27,900	Companhia Vale do Rio Doce, ADR	999,378
4,200	Unibanco-Uniao de Bancos Brasileiros SA, GDR*	533,106
	Total Brazil	1,532,484
	Canada — 5.3%
30,100	Addax Petroleum Corp.	1,454,989
13,100	Agrium Inc.	1,413,974
3,500	Fairfax Financial Holdings Ltd.	896,775
59,400	Finning International Inc.	1,486,968
16,100	Fording Canadian Coal Trust	1,541,010
22,900	Nexen Inc.	914,067
13,000	Petro-Canada	728,837
8,400	Potash Corp. of Saskatchewan Inc.	1,950,806
41,200	Power Corp. of Canada	1,262,714
10,350	Research In Motion Ltd.*	1,216,111
16,500	Royal Bank of Canada	742,350
12,240	Toronto-Dominion Bank	772,022
	Total Canada	14,380,623
	Cayman Islands — 0.5%
16,200	ACE Ltd.	892,458
11,100	Herbalife Ltd.	430,125
	Total Cayman Islands	1,322,583
	Finland — 1.6%
19,300	KCI Konecranes Oyj	799,302
115,850	Nokia Oyj	2,825,823
12,700	Wartsila Oyj	798,947
	Total Finland	4,424,072

See Notes to Financial Statements.

4	Legg Mason Partners Global Equity Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS GLOBAL EQUITY FUND
SHARES	SECURITY	VALUE

	France — 2.4%
19,100	Carrefour SA	$1,081,560
67,300	France Telecom SA	1,982,834
19,100	Peugeot SA	1,037,347
15,900	Sanofi-Aventis	1,062,350
17,300	Total SA	1,476,533
	Total France	6,640,624
	Germany — 4.3%
28,600	BASF AG	1,973,495
30,650	Bayer AG	2,580,222
23,000	DaimlerChrysler AG	1,422,646
5,400	E.ON AG	1,089,707
18,550	GEA Group AG	655,487
19,450	RWE AG	2,457,276
11,850	SGL Carbon AG*	832,058
9,750	Stada Arzneimittel AG	700,418
	Total Germany	11,711,309
	Greece — 0.5%
46,419	Alpha Bank AE	1,403,442
	Hong Kong — 0.2%
64,000	Esprit Holdings Ltd.	664,858
	India — 0.8%
16,300	Reliance Industries Ltd.(a)	1,603,920
12,960	State Bank of India Ltd., GDR	697,248
	Total India	2,301,168
	Ireland — 0.3%
31,731	IAWS Group PLC	794,472
	Italy — 2.0%
43,400	Assicurazioni Generali SpA	1,665,493
167,000	Enel SpA	1,588,367
50,400	Eni SpA	1,880,947
7,304	Prysmian SpA	185,061
	Total Italy	5,319,868
	Japan — 6.3%
16,500	Aisin Seiki Co., Ltd.	540,729
21,800	Credit Saison Co., Ltd.	457,802
149,000	Itochu Corp.	1,586,957
129	Japan Retail Fund Investment Corp.	743,460
183	KDDI Corp.	1,130,502
130,000	Marubeni Corp.	1,085,884

See Notes to Financial Statements.

Legg Mason Partners Global Equity Fund 2008 Semi-Annual Report	5

Schedule of investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS GLOBAL EQUITY FUND
SHARES	SECURITY	VALUE

	Japan — 6.3% continued
117,000	Matsushita Electric Industrial Co., Ltd.	$2,523,119
59,400	Mitsubishi Corp.	1,957,811
78,000	Mitsui & Co., Ltd.	1,722,479
101	Mizuho Financial Group Inc.	471,758
88,000	Nippon Yusen Kabushiki Kaisha	846,106
11,050	Nitori Co. Ltd.	568,161
422,000	Osaka Gas Co., Ltd.	1,545,889
37,200	Promise Co., Ltd.	1,040,437
60,000	Sumitomo Corp.	788,210
	Total Japan	17,009,304
	Luxembourg — 0.5%
14,764	ArcelorMittal	1,460,028
	Netherlands — 1.8%
34,200	ING Groep NV, CVA	1,090,827
118,800	Koninklijke Ahold NV	1,597,614
54,500	Royal Dutch Shell PLC, Class A Shares	2,242,934
	Total Netherlands	4,931,375
	Russia — 0.6%
7,700	OAO Gazprom, ADR	446,600
38,100	Vimpel Communications, ADR	1,130,808
	Total Russia	1,577,408
	Singapore — 0.6%
214,000	Keppel Corp., Ltd.	1,751,817
	South Africa — 1.3%
192,063	Aveng Ltd.*	1,426,697
189,494	Murray & Roberts Holdings Ltd.	2,111,179
	Total South Africa	3,537,876
	Spain — 4.4%
98,100	Banco Bilbao Vizcaya Argentaria SA	1,879,997
176,000	Banco Santander Central Hispano SA	3,234,306
168,800	Corporacion Mapfre SA	808,060
61,500	Indra Sistemas SA	1,599,863
135,025	Telefonica SA	3,589,088
12,300	Union Fenosa SA*	717,033
	Total Spain	11,828,347
	Sweden — 0.3%
61,300	Volvo AB	752,959
	Switzerland — 2.1%
48,400	ABB Ltd.*	1,378,385

See Notes to Financial Statements.

6	Legg Mason Partners Global Equity Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS GLOBAL EQUITY FUND
SHARES	SECURITY	VALUE

	Switzerland — 2.1% continued
9,500	Baloise Holding AG	$1,001,764
24,000	Nestle SA, Registered Shares	1,082,164
26,600	Novartis AG	1,466,337
2,600	Zurich Financial Services AG	666,307
	Total Switzerland	5,594,957
	Thailand — 0.2%
203,000	Kasikornbank Public Co., Ltd.	437,147
	United Kingdom — 9.7%
72,600	AstraZeneca PLC	3,095,721
97,700	BHP Billiton PLC	3,734,234
144,537	BP PLC	1,678,184
82,800	British American Tobacco PLC	2,866,392
39,900	Cookson Group PLC	498,416
61,600	GlaxoSmithKline PLC	1,364,839
86,900	HSBC Holdings PLC	1,341,984
11,100	Imperial Tobacco Group PLC	413,430
23,900	Rio Tinto PLC	2,858,945
37,100	SABMiller PLC	850,809
44,900	Standard Chartered PLC	1,278,168
1,240,200	Vodafone Group PLC	3,682,313
168,000	William Morrison Supermarkets PLC	890,440
21,700	Xstrata PLC	1,738,295
	Total United Kingdom	26,292,170
	United States — 41.6%
35,700	ADC Telecommunications Inc.*	527,289
39,180	Aeropostale Inc.*	1,227,509
29,700	Aetna Inc.	1,203,741
23,300	AFLAC Inc.	1,463,240
8,900	AGCO Corp.*	466,449
28,100	AK Steel Holding Corp.	1,938,900
68,164	Altria Group Inc.	1,401,452
73,000	Annaly Capital Management Inc.	1,132,230
16,400	Apache Corp.	2,279,600
26,950	Archer-Daniels-Midland Co.	909,563
21,420	Assurant Inc.	1,412,863
67,442	AT&T Inc.	2,272,121
17,300	Bally Technologies Inc.*	584,740
26,070	Bank of America Corp.	622,291
16,420	Bank of Hawaii Corp.	784,876

See Notes to Financial Statements.

Legg Mason Partners Global Equity Fund 2008 Semi-Annual Report	7

Schedule of investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS GLOBAL EQUITY FUND
SHARES	SECURITY	VALUE

	United States — 41.6% continued
9,200	Baxter International Inc.	$588,248
14,400	Becton, Dickinson & Co.	1,170,720
37,800	Big Lots Inc.*	1,180,872
11,200	Biogen Idec Inc.*	625,968
40,200	BMC Software Inc.*	1,447,200
11,900	Boeing Co.	782,068
8,300	Brink’s Co.	542,986
62,800	Bristol-Myers Squibb Co.	1,289,284
6,400	Burlington Northern Santa Fe Corp.	639,296
25,300	Caterpillar Inc.	1,867,646
28,600	Celanese Corp.	1,305,876
8,400	CF Industries Holdings Inc.	1,283,520
36,870	Chevron Corp.	3,654,923
16,100	Chubb Corp.	789,061
12,600	Coca-Cola Co.	654,948
32,500	ConocoPhillips	3,067,675
105,000	Corning Inc.	2,420,250
13,600	CSX Corp.	854,216
14,740	Cullen/Frost Bankers Inc.	734,789
17,200	Cummins Inc.	1,126,944
40,940	CVS Corp.	1,619,996
17,800	Darden Restaurants Inc.	568,532
28,720	Deere & Co.	2,071,574
27,100	Dell Inc.*	592,948
13,500	Devon Energy Corp.	1,622,160
51,640	DIRECTV Group Inc.*	1,337,992
22,400	Dominion Resources Inc.	1,063,776
15,300	Edison International	786,114
57,400	El Paso Corp.	1,247,876
38,725	Exxon Mobil Corp.	3,412,834
9,900	Flowserve Corp.	1,353,330
49,376	General Electric Co.	1,317,845
23,400	Hanesbrands Inc.*	635,076
72,840	Hewlett-Packard Co.	3,220,256
23,900	Humana Inc.*	950,503
96,400	Intel Corp.	2,070,672
34,850	International Business Machines Corp.	4,130,770
32,000	Invitrogen Corp.*	1,256,320
16,700	Johnson & Johnson	1,074,478
51,410	JPMorgan Chase & Co.	1,763,877

See Notes to Financial Statements.

8	Legg Mason Partners Global Equity Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS GLOBAL EQUITY FUND
SHARES	SECURITY	VALUE

	United States — 41.6% continued
17,200	Manitowoc Co. Inc.	$559,516
11,600	MetLife Inc.	612,132
167,000	Microsoft Corp.	4,594,170
17,376	Molson Coors Brewing Co., Class B Shares	944,038
18,900	NIKE Inc., Class B Shares	1,126,629
9,800	Noble Energy Inc.	985,488
23,600	Occidental Petroleum Corp.	2,120,696
10,000	Oil States International Inc.*	634,400
50,400	Oracle Corp.*	1,058,400
7,600	Parker Hannifin Corp.	542,032
32,100	Patterson-UTI Energy Inc.	1,156,884
122,500	Pfizer Inc.	2,140,075
29,864	Philip Morris International Inc.	1,474,983
8,100	Priceline.com Inc.*	935,226
20,700	Procter & Gamble Co.	1,258,767
31,300	Safeway Inc.	893,615
50,050	Sara Lee Corp.	613,113
67,500	Schering-Plough Corp.	1,329,075
13,700	Superior Energy Services Inc.*	755,418
66,700	TD Ameritrade Holding Corp.*	1,206,603
11,700	Terex Corp.*	601,029
18,500	Terra Industries Inc.	912,975
23,100	Travelers Cos. Inc.	1,002,540
22,300	Tupperware Brands Corp.	763,106
24,600	U.S. Bancorp	686,094
9,700	Union Pacific Corp.	732,350
15,100	Unit Corp.*	1,252,847
7,400	United Technologies Corp.	456,580
34,100	Unum Group	697,345
30,480	Wal-Mart Stores Inc.	1,712,976
34,350	Western Digital Corp.*	1,186,106
41,500	Williams Cos. Inc.	1,672,865
	Total United States	112,968,356
	TOTAL COMMON STOCKS (Cost — $241,953,718)	247,544,013
PREFERRED STOCKS — 0.3%
	Brazil — 0.3%
19,300	Usinas Siderurgicas de Minas Gerais SA, Class A Shares (Cost — $957,221)	955,775
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $242,910,939)	248,499,788

See Notes to Financial Statements.

Legg Mason Partners Global Equity Fund 2008 Semi-Annual Report	9

Schedule of investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS GLOBAL EQUITY FUND
FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT — 0.5%
	Repurchase Agreement — 0.5%
$1,237,000	State Street Bank & Trust Co. dated 6/30/08, 1.120% due 7/1/08; Proceeds due at maturity — $1,237,038; (Fully collateralized by U.S. Treasury Notes, 2.125% due 1/31/10; Market value — $1,263,150) (Cost — $1,237,000)	$1,237,000
	TOTAL INVESTMENTS — 92.0% (Cost — $244,147,939#)	249,736,788
	Other Assets in Excess of Liabilities — 8.0%	21,741,745
	TOTAL NET ASSETS — 100.0%	$271,478,533

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	—American Depositary Receipt
CVA	—Certificaaten van aandelen (Share Certificates)
GDR	—Global Depositary Receipt

SUMMARY OF INVESTMENTS BY INDUSTRY†
Energy	15.4%
Financials	15.0
Industrials	13.8
Materials	11.1
Information technology	10.8
Consumer staples	9.7
Health care	7.7
Telecommunication services	6.2
Consumer discretionary	6.1
Utilities	3.7
Short-term investment	0.5
100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of June 30, 2008 and are subject to change.

See Notes to Financial Statements.

10	Legg Mason Partners Global Equity Fund 2008 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2008

ASSETS:
Investments, at value (Cost — $244,147,939)	$249,736,788
Foreign currency, at value (Cost — $307,849)	305,395
Cash	18
Receivable for Fund shares sold	22,191,297
Receivable for securities sold	1,686,046
Dividends and interest receivable	590,261
Prepaid expenses	37,917
Total Assets	274,547,722
LIABILITIES:
Payable for securities purchased	2,071,605
Payable for Fund shares repurchased	304,031
Investment management fee payable	136,935
Distribution fees payable	124,541
Trustees’ fees payable	4,556
Accrued expenses	427,521
Total Liabilities	3,069,189
TOTAL NET ASSETS	$271,478,533
NET ASSETS:
Par value (Note 7)	$244
Paid-in capital in excess of par value	299,982,831
Undistributed net investment income	2,211,410
Accumulated net realized loss on investments and foreign currency transactions	(36,318,237)
Net unrealized appreciation on investments and foreign currencies	5,602,285
TOTAL NET ASSETS	$271,478,533
Shares Outstanding:
Class 1	292,679
Class A	11,772,356
Class B	4,078,109
Class C	6,194,979
Class I	2,069,179
Net Asset Value:
Class 1 (and redemption price)	$11.20
Class A (and redemption price)	$11.22
Class B (and offering price)*	$10.62
Class C (and offering price)*	$11.24
Class I (offering price and redemption price)	$11.22
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$11.90

*	Redemption price per share is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 3).

See Notes to Financial Statements.

Legg Mason Partners Global Equity Fund 2008 Semi-Annual Report	11

Statement of operations (unaudited)

For the Six Months Ended June 30, 2008

INVESTMENT INCOME:
Dividends	$4,901,448
Interest	20,194
Less: Foreign taxes withheld	(306,132)
Total Investment Income	4,615,510
EXPENSES:
Investment management fee (Note 3)	1,116,394
Distribution fees (Note 5)	782,621
Transfer agent fees (Note 5)	581,621
Custody fees	61,849
Shareholder reports (Note 5)	59,678
Audit and tax	35,062
Registration fees	17,744
Legal fees	9,088
Trustees’ fees	6,207
Insurance	3,585
Miscellaneous expenses	2,038
Total Expenses	2,675,887
Less: Fee waivers and/or expense reimbursements (Note 3)	(301,515)
Net Expenses	2,374,372
NET INVESTMENT INCOME	2,241,138
REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 4):
Net Realized Loss From:
Investment transactions	(19,336,173)
Foreign currency transactions	(11,988)
Net Realized Loss	(19,348,161)
Change in Net Unrealized Appreciation/Depreciation From:
Investments	(16,231,933)
Foreign currencies	(11,756)
Change in Net Unrealized Appreciation/Depreciation	(16,243,689)
Net Loss on Investments and Foreign Currency Transactions	(35,591,850)
DECREASE IN NET ASSETS FROM OPERATIONS	$(33,350,712)

See Notes to Financial Statements.

12	Legg Mason Partners Global Equity Fund 2008 Semi-Annual Report

Statements of changes in net assets

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (unaudited) AND THE YEAR ENDED DECEMBER 31, 2007	2008	2007
OPERATIONS:
Net investment income	$2,241,138	$394,005
Net realized gain (loss)	(19,348,161)	26,946,403
Change in net unrealized appreciation/depreciation	(16,243,689)	(8,111,798)
Increase (Decrease) in Net Assets From Operations	(33,350,712)	19,228,610
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net investment income	—	(500,019)
Net realized gains	—	(16,490,588)
Decrease in Net Assets From Distributions to Shareholders	—	(16,990,607)
FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	60,433,933	97,068,783
Reinvestment of distributions	—	16,013,060
Cost of shares repurchased	(49,487,904)	(86,581,772)
Increase in Net Assets From Fund Share Transactions	10,946,029	26,500,071
INCREASE (DECREASE) IN NET ASSETS	(22,404,683)	28,738,074
NET ASSETS:
Beginning of period	293,883,216	265,145,142
End of period*	$271,478,533	$293,883,216
*Includes undistributed (overdistributed) net investment income of:	$2,211,410	$(29,728)

See Notes to Financial Statements.

Legg Mason Partners Global Equity Fund 2008 Semi-Annual Report	13

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS 1 SHARES[1]	2008[2]	2007	2006[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$12.60	$12.45	$12.19
INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)	0.13	0.10	(0.00)[4]
Net realized and unrealized gain (loss)	(1.53)	0.89	0.30
Total income (loss) from operations	(1.40)	0.99	0.30
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.10)	(0.04)
Net realized gains	—	(0.74)	—
Total distributions	—	(0.84)	(0.04)
NET ASSET VALUE, END OF PERIOD	$11.20	$12.60	$12.45
Total return[5]	(11.11)%	7.83%	2.45%
NET ASSETS, END OF PERIOD (000s)	$3,277	$4,100	$4,166
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.50%[7]	1.75%	1.04%[7,8]
Net expenses[6]	1.15 [7,9,10]	1.09 [9]	1.03 [7,8]
Net investment income	2.34 [7]	0.80	0.44 [7]
PORTFOLIO TURNOVER RATE	80%	154%	228%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2008 (unaudited).

[3]	For the period December 1, 2006 (inception date) to December 31, 2006.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

Prior to April 28, 2008, as a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses to average net assets of Class 1 shares would not exceed 1.18%. The voluntary expense limitation on Class 1 shares was 1.03% prior to July 30, 2007.

[7]	Annualized.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.01%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class 1 shares will not exceed 1.25%.

See Notes to Financial Statements.

14	Legg Mason Partners Global Equity Fund 2008 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS A SHARES[1]	2008[2]	2007	2006	2005	2004	2003
NET ASSET VALUE, BEGINNING OF PERIOD	$12.65	$12.47	$11.90	$10.97	$9.45	$7.39
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.12	0.07	0.14	0.17	0.07	0.05
Net realized and unrealized gain (loss)	(1.55)	0.89	2.75	0.91	1.55	2.06
Total income (loss) from operations	(1.43)	0.96	2.89	1.08	1.62	2.11
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.04)	(0.10)	(0.15)	(0.10)	(0.05)
Net realized gains	—	(0.74)	(2.22)	—	—	—
Total distributions	—	(0.78)	(2.32)	(0.15)	(0.10)	(0.05)
NET ASSET VALUE, END OF PERIOD	$11.22	$12.65	$12.47	$11.90	$10.97	$9.45
Total return[3]	(11.30)%	7.60%	24.79%	9.88%	17.24%	28.55%
NET ASSETS, END OF PERIOD (000s)	$132,056	$145,618	$125,389	$37,449	$34,599	$32,605
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.67%[4]	1.69%	1.45%[6]	1.62%	1.83%	2.17%
Net expenses[5]	1.42 [4,7]	1.33 [8]	1.43 [6,8]	1.62	1.69 [8]	1.75 [8]
Net investment income	2.11 [4]	0.56	1.09	1.48	0.73	0.59
PORTFOLIO TURNOVER RATE	80%	154%	228%	29%	60%	120%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2008 (unaudited).

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Prior to April 28, 2008, as a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares would not exceed 1.43%. A voluntary expense limitation of 1.75% was in place for Class A shares prior to April 16, 2007.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.40% and 1.38%, respectively.

[7]

As a result of a contractual expense limitation, until May 1, 2009, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.50%.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Global Equity Fund 2008 Semi-Annual Report	15

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS B SHARES[1]	2008[2]	2007	2006	2005	2004	2003
NET ASSET VALUE, BEGINNING OF PERIOD	$12.03	$11.96	$11.53	$10.62	$9.13	$7.16
INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)	0.06	(0.04)	(0.00)[3]	0.07	(0.00)[3]	(0.02)
Net realized and unrealized gain (loss)	(1.47)	0.85	2.66	0.89	1.50	1.99
Total income (loss) from operations	(1.41)	0.81	2.66	0.96	1.50	1.97
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.01)	(0.05)	(0.01)	—
Net realized gains	—	(0.74)	(2.22)	—	—	—
Total distributions	—	(0.74)	(2.23)	(0.05)	(0.01)	—
NET ASSET VALUE, END OF PERIOD	$10.62	$12.03	$11.96	$11.53	$10.62	$9.13
Total return[4]	(11.72)%	6.65%	23.60%	9.00%	16.40%	27.51%
NET ASSETS, END OF PERIOD (000s)	$43,326	$59,303	$64,293	$7,356	$7,617	$8,342
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	2.69%[5]	2.64%	2.29%[6]	2.48%	2.61%	2.92%
Net expenses[7]	2.33 [5,8,9]	2.17 [9]	2.28 [6,9]	2.48	2.44 [9]	2.50 [9]
Net investment income (loss)	1.15 [5]	(0.28)	(0.01)	0.66	(0.03)	(0.29)
PORTFOLIO TURNOVER RATE	80%	154%	228%	29%	60%	120%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2008 (unaudited).

[3]	Amount represents less than $0.01 per share.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 2.25% and 2.24%, respectively.

[7]

Prior to April 28, 2008, as a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class B shares would not exceed 2.40%. A voluntary expense limitation of 2.50% was in place for Class B shares prior to April 16, 2007.

[8]

As a result of a contractual expense limitation, until May 1, 2009, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class B shares will not exceed 2.25%.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

16	Legg Mason Partners Global Equity Fund 2008 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS C SHARES[1]	2008[2]		2007	2006	2005	2004	2003
NET ASSET VALUE, BEGINNING OF PERIOD	$12.72		$12.60	$12.06	$11.11	$9.55	$7.47
INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)	0.08		(0.04)	0.01	0.06	(0.01)	(0.02)
Net realized and unrealized gain (loss)	(1.56)		0.90	2.76	0.93	1.57	2.10
Total income (loss) from operations	(1.48)		0.86	2.77	0.99	1.56	2.08
LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.01)	(0.04)	(0.00)[3]	—
Net realized gains	—		(0.74)	(2.22)	—	—	—
Total distributions	—		(0.74)	(2.23)	(0.04)	(0.00)[3]	—
NET ASSET VALUE, END OF PERIOD	$11.24		$12.72	$12.60	$12.06	$11.11	$9.55
Total return[4]	(11.64)%		6.71%	23.42%	8.95%	16.37%	27.84%
NET ASSETS, END OF PERIOD (000s)	$69,604		$83,249	$69,239	$38,418	$19,040	$7,368
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	2.33%[5]		2.46%	2.78%[6]	2.74%	2.65%	2.86%
Net expenses[7,8]	2.21	[5],9	2.20	2.52 [6]	2.50	2.42	2.44
Net investment income (loss)	1.30	[5]	(0.31)	0.07	0.53	(0.10)	(0.27)
PORTFOLIO TURNOVER RATE	80%		154%	228%	29%	60%	120%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2008 (unaudited).

[3]	Amount represents less than $0.01 per share.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 2.72% and 2.46%, respectively.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Prior to April 28, 2008, as a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 2.26%. A voluntary expense limitation of 2.50% was in place for Class C shares prior to April 16, 2007.

[9]

As a result of a contractual expense limitation, until May 1, 2009, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 2.25%.

See Notes to Financial Statements.

Legg Mason Partners Global Equity Fund 2008 Semi-Annual Report	17

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS I SHARES[1]	2008[2]	2007	2006		2005	2004	2003[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$12.62	$12.46	$11.89		$10.96	$9.46	$7.46
INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)	0.15	0.10	0.19		0.22	0.09	(0.01)
Net realized and unrealized gain (loss)	(1.55)	0.88	2.74		0.92	1.56	2.07
Total income (loss) from operations	(1.40)	0.98	2.93		1.14	1.65	2.06
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.08)	(0.14)		(0.21)	(0.15)	(0.06)
Net realized gains	—	(0.74)	(2.22)		—	—	—
Total distributions	—	(0.82)	(2.36)		(0.21)	(0.15)	(0.06)
NET ASSET VALUE, END OF PERIOD	$11.22	$12.62	$12.46		$11.89	$10.96	$9.46
Total return[4]	(11.09)%	7.75%	25.13%		10.38%	17.60%	27.58%
NET ASSETS, END OF PERIOD (000s)	$23,216	$1,613	$2,058		$2,174	$2,185	$984
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.96%[5]	1.18%	1.15%[6]		1.21%	1.49%	1.90%[5]
Net expenses	0.96 [5]	1.18 [7]	1.14	[6],7,8	1.21 [7]	1.43 [7,8]	1.48 [5,7,8]
Net investment income (loss)	2.53 [5]	0.73	1.43		1.94	0.94	(0.18)[5]
PORTFOLIO TURNOVER RATE	80%	154%	228%		29%	60%	120%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2008 (unaudited).

[3]	For the period May 20, 2003 (inception date) to December 31, 2003.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.09%.

[7]

Prior to April 16, 2007, as a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 1.50%. As of April 16, 2007, there is no longer a voluntary expense limitation in place for Class I shares.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

18	Legg Mason Partners Global Equity Fund 2008 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Partners Global Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Repurchase agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(c) Foreign risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

Legg Mason Partners Global Equity Fund 2008 Semi-Annual Report	19

Notes to financial statements (unaudited) continued

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Class accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

20	Legg Mason Partners Global Equity Fund 2008 Semi-Annual Report

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment valuation

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Legg Mason Partners Global Equity Fund 2008 Semi-Annual Report	21

Notes to financial statements (unaudited) continued

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	June 30, 2008	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Investments in Securities	$249,736,788	$248,499,788	$1,237,000	—
Other Financial Instruments*	—	—	—	—
Total	$249,736,788	$248,499,788	$1,237,000	—

*	Other financial instruments include options, futures, swaps and forward contracts.

3. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Batterymarch Financial Management, Inc. (“Batterymarch”) is the Fund’s subadviser. LMPFA and Batterymarch are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee calculated daily and paid monthly in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
Up to $1 billion	0.850%
Next $1 billion	0.825
Next $3 billion	0.800
Next $5 billion	0.775
Over $10 billion	0.750

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of cash and short-term instruments. For its services, LMPFA pays Batterymarch 70% of the net management fee it receives from the Fund.

During the six months ended June 30, 2008, the Fund’s Class A, B and C shares had contractual expense limitations in place of 1.50%, 2.25% and 2.25%, respectively. The Fund’s Class 1 shares had a voluntary expense limitation in place of 1.25%. Prior to April 28, 2008 the contractual expense limitations in effect for Class A, B and C shares were 1.43%, 2.40% and 2.26%, respectively. Prior to April 28, 2008 Class 1 shares had a voluntary expense limitation of 1.18%.

22	Legg Mason Partners Global Equity Fund 2008 Semi-Annual Report

During the six months ended June 30, 2008, Class 1, A, B and C were reimbursed for expenses amounting to $301,515.

Effective January 1, 2008, the manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Class 1 shares of the Fund during the same fiscal year if the Class 1 shares total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of the Portfolio’s prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the Class 1 shares, in the Class 1 shares total annual operating expenses exceeding the expense cap.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

Effective July 27, 2007, the Fund’s Class 1 shares were closed to all purchases and incoming exchanges. Investors owning Class 1 shares on that date may continue to maintain their current Class 1 shares but are no longer permitted to add to their Class 1 share positions excluding reinvestment of dividends and distributions.

For the six months ended June 30, 2008, LMIS and its affiliates received sales charges of approximately $41,000 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2008, CDSCs paid to LMIS and its affiliates were approximately:

	CLASS B	CLASS C
CDSCs	$4,000	$1,000

Former Trustees of the Fund (the “Prior Board”) had adopted a Retirement Plan (the “Plan”) for certain Trustees of the fund. Subsequently, such Plan was effectively terminated by the Prior Board, with only certain former Trustees of the Prior Board eligible to continue to receive payments under the Plan. Benefits under the Plan are unfunded. Two former Trustees are currently receiving payments under the Plan. At June 30, 2008, $ 3,370 was accrued in connection with this Plan.

Legg Mason Partners Global Equity Fund 2008 Semi-Annual Report	23

Notes to financial statements (unaudited) continued

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

4. Investments

During the six months ended June 30, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$210,913,078
Sales	216,893,117

At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$22,268,240
Gross unrealized depreciation	(16,679,391)
Net unrealized appreciation	$5,588,849

5. Class specific expenses

The Fund has adopted a Rule 12b-1distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2008, class specific expenses were as follows:

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES
Class 1	—	$8,503	$1,012
Class A	$168,779	284,493	30,399
Class B	244,984	152,162	26,654
Class C	368,858	136,458	1,580
Class I	—	5	33
Total	$782,621	$581,621	$59,678

24	Legg Mason Partners Global Equity Fund 2008 Semi-Annual Report

6. Distributions to shareholders by class

	SIX MONTHS ENDED JUNE 30, 2008	YEAR ENDED DECEMBER 31, 2007
Net investment income:
Class 1	—	$31,447
Class A	—	457,406
Class I	—	11,166
Total	—	$500,019

Net realized gains:
Class 1	—	$234,095
Class A	—	7,977,066
Class B	—	3,632,459
Class C	—	4,542,074
Class I	—	104,894
Total	—	$16,490,588

7. Shares of beneficial interest

At June 30, 2008, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED JUNE 30, 2008		YEAR ENDED DECEMBER 31, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
Class 1
Shares sold	—	—	19,536	$257,749
Shares issued on reinvestment	—	—	20,447	265,543
Shares repurchased	(32,569)	$(371,787)	(49,328)	(644,733)
Net decrease	(32,569)	$(371,787)	(9,345)	$(121,441)
Class A
Shares sold	1,526,317	$17,717,573	3,125,011	$41,084,738
Shares issued on reinvestment	—	—	592,302	7,706,187
Shares repurchased	(1,268,516)	(14,726,044)	(2,260,920)	(29,835,757)
Net increase	257,801	$2,991,529	1,456,393	$18,955,168
Class B
Shares sold	343,541	$3,786,084	889,705	$11,158,603
Shares issued on reinvestment	—	—	284,416	3,531,050
Shares repurchased	(1,194,357)	(13,174,928)	(1,622,373)	(20,347,573)
Net decrease	(850,816)	$(9,388,844)	(448,252)	$(5,657,920)

Legg Mason Partners Global Equity Fund 2008 Semi-Annual Report	25

Notes to financial statements (unaudited) continued

	SIX MONTHS ENDED JUNE 30, 2008		YEAR ENDED DECEMBER 31, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
Class C
Shares sold	1,462,320	$16,922,270	3,361,257	$44,386,979
Shares issued on reinvestment	—	—	344,439	4,509,640
Shares repurchased	(1,813,713)	(20,983,867)	(2,653,482)	(35,060,789)
Net increase (decrease)	(351,393)	$(4,061,597)	1,052,214	$13,835,830
Class I
Shares sold	1,961,474	$22,008,006	13,779	$180,714
Shares issued on reinvestment	—	—	50	640
Shares repurchased	(20,067)	(231,278)	(51,169)	(692,920)
Net increase (decrease)	1,941,407	$21,776,728	(37,340)	$(511,566)

8. Capital loss carryforward

At December 31, 2007, the Fund had a net capital loss carryforward of $15,234,873, of which $5,336,896 expires in 2008 and $9,897,977 expires in 2009. These amounts will be available to offset any future taxable capital gains. However, the Fund is subject to an annual limitation of $5,978,469 as a result of the merger with Legg Mason Partners International Fund on December 1, 2006.

9. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as subtransfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM

26	Legg Mason Partners Global Equity Fund 2008 Semi-Annual Report

and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

Legg Mason Partners Global Equity Fund 2008 Semi-Annual Report	27

Notes to financial statements (unaudited) continued

10. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

28	Legg Mason Partners Global Equity Fund 2008 Semi-Annual Report

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 9. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgement was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

11. Recent accounting pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

Legg Mason Partners Global Equity Fund 2008 Semi-Annual Report	29

Legg Mason Partners Global Equity Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Robert M. Frayn, Jr.

R. Jay Gerken, CFA
Chairman

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Batterymarch Financial Management, Inc.

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

PNC Global Investment Servicing (formerly, PFPC Inc.)

4400 Computer Drive

Westborough,
Massachusetts 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Legg Mason Partners Global Equity Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland business trust.

LEGG MASON PARTNERS GLOBAL EQUITY FUND

Legg Mason Partners Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Legg Mason Partners Global Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2008 Legg Mason Investor Services, LLC

Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	In the Pensions & Investments May 27, 2008 ranking, Legg Mason is the 9th largest asset manager in the world based on worldwide assets under management as of December 31, 2007.

www.leggmason.com/individualinvestors

©2008 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD02625 8/08 SR08-623

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTING FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken) Chief Executive Officer of
Legg Mason Partners Equity Trust

Date: August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date: August 28, 2008

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Equity Trust

Date: August 28, 2008